Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments Outstanding
At December 31, 2017 and 2016, respectively, the Company had the following financial instruments outstanding and related reserves, whose contract amounts represent credit risk:

(Dollars in thousands)	December 31, 2017	December 31, 2016
Commitments to grant loans	$342,305	$355,558
Unfunded commitments under lines of credit	6,060,034	4,899,930
Commercial and standby letters of credit	210,002	163,560
Reserve for unfunded lending commitments	13,208	11,241